Expense Example - CM Advisors Fixed Income Fund - CM Advisors Fixed Income Fund [Default Label]	Jun. 27, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 89
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	759
Expense Example, with Redemption, 10 Years	$ 1,737